UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2008
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 1, 2008

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $526,047,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100    12599  1542145 SH       SOLE                  1542145
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     9467   688013 SH       SOLE                   688013
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    19603   743113 SH       SOLE                   743113
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2801       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    17221     3850 SH       SOLE                     3850
CHUBB CORP                     COM              171232101     4129    83451 SH       SOLE                    83451
CROWN HOLDINGS INC             COM              228368106     8632   343088 SH       SOLE                   343088
COMCAST CORP NEW               Cl A             20030N101    14545   752051 SH       SOLE                   752051
COMCAST CORP NEW               CL A SPL         20030N200     8626   454743 SH       SOLE                   454743
CNA FINL CORP                  COM              126117100    17526   679583 SH       SOLE                   679583
CRYSTAL RIV CAP INC            COM              229393301     1749   195830 SH       SOLE                   195830
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    11559  1955837 SH       SOLE                  1955837
DU PONT E I DE NEMOURS & CO    COM              263534109    13726   293552 SH       SOLE                   293552
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    18184    63338 SH       SOLE                    63338
FRANKLIN UNVL TR               SH BEN INT       355145103     4953   786220 SH       SOLE                   786220
WESTERN ASSET VAR RT STRG FD   COM              957667108     9754   645085 SH       SOLE                   645085
GENERAL COMMUNICATION INC      CL A             369385109    10672  1738164 SH       SOLE                  1738164
HOOPER HOLMES INC              COM              439104100     2961  4554780 SH       SOLE                  4554780
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     8651   717332 SH       SOLE                   717332
HUNTSMAN CORP                  COM              447011107      799    33920 SH       SOLE                    33920
MORGAN STANLEY                 INSD CA MUN      61745P825     3512   252685 SH       SOLE                   252685
JOURNAL REGISTER CO            COM              481138105     2321  4219361 SH       SOLE                  4219361
LIBERTY GLOBAL INC             COM SER A        530555101      539    15824 SH       SOLE                    15824
LIBERTY GLOBAL INC             COM SER C        530555309    12423   382470 SH       SOLE                   382470
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302     1679   106666 SH       SOLE                   106666
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     4264   264178 SH       SOLE                   264178
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     9655   426464 SH       SOLE                   426464
LOEWS CORP                     COM              540424108    14564   362117 SH       SOLE                   362117
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      605   285559 SH       SOLE                   285559
MCCLATCHY CO                   CL A             579489105    10836  1012741 SH       SOLE                  1012741
MTR GAMING GROUP INC           COM              553769100     9856  1408036 SH       SOLE                  1408036
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    15168   945061 SH       SOLE                   945061
MERCK & CO INC                 COM              589331107     3702    97553 SH       SOLE                    97553
NASH FINCH CO                  COM              631158102     3815   112277 SH       SOLE                   112277
NORFOLK SOUTHERN CORP          COM              655844108     5512   101471 SH       SOLE                   101471
NEWS CORP                      CL A             65248E104     3421   182447 SH       SOLE                   182447
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     3167   229639 SH       SOLE                   229639
OWENS ILL INC                  COM NEW          690768403     7893   139879 SH       SOLE                   139879
PRESTIGE BRANDS HLDGS INC      COM              74112D101     8405  1027507 SH       SOLE                  1027507
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     7178  1163414 SH       SOLE                  1163414
PARK OHIO HLDGS CORP           COM              700666100     9549   607861 SH       SOLE                   607861
Q E P INC                      COM              74727K102     2631   341711 SH       SOLE                   341711
RCN CORP                       COM NEW          749361200     7918   708211 SH       SOLE                   708211
SAFEGUARD SCIENTIFICS INC      COM              786449108      721   483600 SH       SOLE                   483600
ISTAR FINL INC                 COM              45031U101    16773  1195519 SH       SOLE                  1195519
SUREWEST COMMUNICATIONS        COM              868733106     1115    72131 SH       SOLE                    72131
SAFEWAY INC                    COM NEW          786514208    16156   550453 SH       SOLE                   550453
THORNBURG MTG INC              PFD E CV 7.50%   885218503      359    82088 SH       SOLE                    82088
THORNBURG MTG INC              PFD CONV SER F   885218701      284    66925 SH       SOLE                    66925
TRAVELERS COMPANIES INC        COM              89417E109    18631   389362 SH       SOLE                   389362
TESORO CORP                    COM              881609101     1920    63985 SH       SOLE                    63985
VALERO ENERGY CORP NEW         COM              91913Y100     7938   161629 SH       SOLE                   161629
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    11249   381187 SH       SOLE                   381187
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      969   637365 SH       SOLE                   637365
WINN DIXIE STORES INC          COM NEW          974280307     4868   271073 SH       SOLE                   271073
WILLIAMS COS INC DEL           COM              969457100     9301   282027 SH       SOLE                   282027
WESCO FINL CORP                COM              950817106    16140    39950 SH       SOLE                    39950
WHX CORP                       COM NEW          929248508      120    65094 SH       SOLE                    65094
YRC WORLDWIDE INC              COM              984249102     1045    79660 SH       SOLE                    79660
LSI CORPORATION                NOTE 4.000% 5/1  502161AJ1     8592  8989000 SH       SOLE                  8989000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7    12855 18242000 SH       SOLE                 18242000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6523 14781000 SH       SOLE                 14781000
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    16871 18278000 SH       SOLE                 18278000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    11142 14261000 SH       SOLE                 14261000
UNITED AUTO GROUP INC          NOTE 3.500% 4/0  909440AH2     2479  2370000 SH       SOLE                  2370000
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3    13226 14872000 SH       SOLE                 14872000